Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ (2,925,704)	$ (459,107)	¥ 2,100,392	¥ 2,960,768
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	155,537	24,407	208,990	198,237
Amortization of intangible assets	109,062	17,114	157,258	157,954
Share-based compensation	475,771	74,658	678,686	1,408,232
Share of loss on equity method investments	8,084	1,269	42,522	23,350
Impairment loss on goodwill and intangible assets	4,397,012	689,987
Gain or loss on long-term investments	16,000	2,511	(1,500)	15,711
Gain on subsidiary deconsolidation			(6,676)
Gain on disposal of subsidiaries	(15,526)	(2,436)
Gain or loss on disposal of property and equipment	1,236	194	(282)	(398)
Provision of losses (income) on receivable and other assets	(263)	(41)	46,075	12,209
Cash received on investment income distribution			1,153
Changes in operating assets and liabilities
Accounts receivable	(10,374)	(1,628)	52,247	442,176
Prepaid expenses and other current assets	(151,162)	(23,721)	(59,117)	26,372
Amount due from a related party			4,382	(4,382)
Deferred tax assets	(2,354)	(369)	4,569	20,722
Rental deposits	(343)	(54)	(4,265)	(836)
Other non-current assets	34,075	5,347	(138,484)	(24,022)
Accounts payable	30,475	4,782	(11,716)	52,246
Income tax payable	(110,717)	(17,374)	82,514	16,886
Deferred revenue	35,106	5,509	8,910	61,641
Accrued expenses and other current liabilities	60,668	9,520	(120,363)	212,349
Amount due to related parties	(14,446)	(2,267)	(10,144)	(53,032)
Deferred tax liabilities	180,173	28,273	(39,315)	(45,382)
Share-based compensation liability	(678,153)	(106,417)
Other non-current liabilities	(34,959)	(5,486)	85,053	(31,915)
Net cash provided by operating activities	1,559,198	244,671	3,080,889	5,448,886
Cash flows from investing activities
Purchase of property and equipment	(95,323)	(14,958)	(124,143)	(186,522)
Payment for long-term investments	(415,052)	(65,131)	(13,500)	(64,500)
Prepayment for long-term investments				(15,000)
Purchase of short-term deposits	(4,976,688)	(780,951)	(14,949,665)	(22,151,135)
Cash received on maturity of short-term deposits	9,667,570	1,517,053	19,577,159	18,686,430
Cash received on investment income distribution	5,610	880
Cash of disposed subsidiaries	(8,750)	(1,373)
Purchase of long-term deposits	(1,850,000)	(290,305)	(5,250,000)	(300,000)
Cash received on maturity of long-term deposits	200,000	31,384
Payment for short-term investments			(10,000)	(360,000)
Cash received from sales of short-term investment			10,000	360,000
Cash received from sales of long term investment	20,000	3,138	12,000
Other investing activities	2,975	467	(317)	808
Net cash (used in ) provided by investing activities	2,550,342	400,204	(748,466)	(4,029,919)
Cash flows from financing activities
Deferred payment for business acquisition	(12,957)	(2,033)	(18,354)	(379,507)
Proceeds from exercise of share options	776	122	226	187
Repurchase of ordinary shares	(862,865)	(135,402)	(330,207)
Repurchase of subsidiary's share options	(59,120)	(9,277)	(25,832)
Dividends payment	(852,743)	(133,814)	(1,123,983)	(877,346)
Deferred payment of purchase of property and equipment				(17,114)
Net cash used in financing activities	(1,786,909)	(280,404)	(1,498,150)	(1,273,780)
Effect of exchange rate changes	(41,669)	(6,538)	(80,944)	(478)
Net increase in cash, cash equivalent and restricted cash	2,280,962	357,933	753,329	144,709
Cash and cash equivalents at the beginning of year	3,366,072	528,210	2,612,743	2,468,034
Cash, cash equivalent and restricted cash at the end of year	5,647,034	886,143	3,366,072	2,612,743
Non-cash investing and financing activities
Payable for purchase of property and equipment	4,878	765	8,403	3,051
Right-of-use assets acquired in operating lease	¥ 166,844	$ 26,181	¥ 236,499	¥ 127,362